Asset and Goodwill Impairment Testing - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Oct. 31, 2017 CAD
WCS oil [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of discount rate applied to cash flow projections	5.20%	5.50%
Percentage of nominal post-tax discount rate	7.30%	7.60%
Steelmaking Coal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of CGU exceeding carrying value			CAD 6,200,000,000
Decrease in price percentage			14.00%
Mining operations and goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of discount rate applied to cash flow projections	5.90%	5.80%
Percentage of nominal post-tax discount rate	8.00%	7.90%
Fort Hills Project [member] | WCS oil [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in assumption	1
Amount by which recoverable amount is reduced when key assumption changes for commodity price	CAD 140,000,000
Adjustment to interest rate basis	0.25%
Fort Hills Project [member] | WCS oil [member] | Discount rate [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Amount by which recoverable amount is reduced when key assumption changes for discount rate	CAD 150,000,000
Fort Hills Project [member] | WCS oil [member] | Canada, Dollars [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in assumption	0.01
Amount by which recoverable amount is reduced when key assumption changes for foreign exchange rate	CAD 50,000,000
Steelmaking Coal Operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash flow period of mines	Cash flows cover periods of 15 to 42 years
Quebrada Blanca [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash flow period of mines	Cash flows cover a period of 29 years
Recoverable amount of CGU exceeding carrying value	CAD 1,200,000,000
Decrease in price percentage	6.00%
Period over which recoverable amount will be equal to carrying value	3.5-year
Steelmaking coal CGU [member] | Pretax [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal	CAD 207,000,000
Steelmaking coal CGU [member] | After tax [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal	131,000,000
Fort Hills oil sands project [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount net of tax	CAD 3,700,000,000	CAD 2,500,000,000
Cash flow period of mines	49 years	44 years
Fort Hills oil sands project [member] | Pretax [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	CAD 0	CAD 222,000,000
Fort Hills oil sands project [member] | After tax [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		164,000,000
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		72,000,000
Other [member] | Quebrada Blanca assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	CAD 44,000,000
Other [member] | Trail operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		46,000,000
Other [member] | Wintering hills wind power facility [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		CAD 26,000,000